Description of Business - Additional Information (Detail) $ / shares in Units, $ in Thousands				9 Months Ended
	May 25, 2016 USD ($) $ / shares shares	May 11, 2016	Jan. 06, 2016	Sep. 30, 2016 USD ($)
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Reverse stock split, Description				Jan. 6, 2016: On January 6, 2016, the Company effected a 4.4-to-1 reverse split of its common stock, and an automatic conversion of its common stock into Class B common stock and May. 11, 2016: On May 11, 2016, the Company effected a 1.45-to-1 reverse split of its common stock.
Reverse stock split, ratio		0.690	0.227
Proceeds from issuance of common stock from initial public offering | $	$ 60,900			$ 64,705
IPO
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Issuance price (in dollars per share) | $ / shares	$ 11.00
IPO | Common Stock A
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Issuance of common stock	6,325,000
Over-Allotment Option | Common Stock A
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Issuance of common stock	825,000